Changes in Consolidated Stockholders' Equity (Parenthetical) (Parentheticals)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)				6,258,692	7,515,149	8,710,630
Common shares repurchased (in shares)	17,719,132.000000	11,942,737.000000	11,542,106.000000	23,484,843	0	0